Acquisitions and Divestitures - Disclosure Of Detailed Information About Assets And Liabilities Being Distributed To Subsidiaries (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Aug. 03, 2018
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 497,944	$ 316,911
Solaris [member]
Disclosure of detailed information about business combination [line items]
Cash			$ 618
Accounts receivable and prepaid expenses			32
Exploration and evaluation assets			19,899
Property, plant and equipment			48
Accounts payable and accrued liabilities			(484)
Assets (liabilities)			$ 20,113